Components of Other Comprehensive Income (Loss) (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accumulated Other Comprehensive Income (Loss) [Line Items]
Change in unrealized gains (losses) from cumulative effect of change in accounting principle, net of tax			$ 189.6
Change in unrealized gains (losses) from cumulative effect of change in accounting principle, pretax			291.8
Net unrealized gains on forecasted transactions, related to the Debentures that were extinguished pursuant to the Tender Offer, reclassified from accumulated other comprehensive income to net realized gains/losses on securities, pretax	0.3	5.8
Net unrealized gains on forecasted transactions, expected to reclassify into income within the next 12 months	$ 2.3